ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		12 Months Ended
	May 31, 2023 USD ($) Number	May 31, 2022 Number	Feb. 28, 2023 USD ($) Number		Feb. 28, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Loans payable	$ 32,427,346		$ 31,254,345		$ 26,233,598
Accounts receivable, net	$ 391,823		265,024	[1]	429,469
Percentage of accounts receivable	51.00%	59.00%
Inventory valuation reserves	$ 195,000		$ 195,000		65,000
Depreciation life	48 months		48 months
Deferred development costs	$ 0		$ 0		$ 0
Percentage of revenue	57.00%	29.00%	45.00%		43.00%
Description of deferred tax assets and liabilities	The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%.		The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%.
Allowance for Doubtful Accounts Receivable			$ 39,000		$ 33,890
Percentage of accounts receivable			48.00%		63.00%
Two Customer [Member]
Property, Plant and Equipment [Line Items]
Number of customers | Number	3	2	2
Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	5 years		5 years
Controller [Member]
Property, Plant and Equipment [Line Items]
Loans additions	$ 28,090,506		$ 26,540,506		$ 21,709,459
Loans percentage	87.00%		85.00%		83.00%

[1]	Derived from audited information